INTANGIBLE ASSETS, NET - Impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Estimated amortization expense relating to existing intangible assets
2021	¥ 6,241			$ 957
2022	2,476			380
2023	1,001			153
2024	447			68
2025	448			69
Estimated amortization expense in the next five years	10,613			$ 1,627
Impairment losses on intangible assets	¥ 0	¥ 0	¥ 0